Income Taxes	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Income Taxes

NOTE 14 – INCOME TAXES

Income tax expense was as follows:

	December 31, 2017	December 31, 2016
Current federal	$1,133	$187
Deferred federal (1)	3	623
Revaluation of net deferred tax assets	979	-
Total	$2,115	$810

(1)	Includes tax benefit of operating loss carryforwards of $52 and $717 for the years ended December 31, 2017 and 2016, respectively.

Effective tax rates differ from the federal statutory rate of 34% applied to income (loss) before income taxes due to the following:

	December 31, 2017	December 31, 2016
Federal Statutory rate times financial statement income (loss)	$1,177	$829
Effect of:
Stock compensation	(49)	6
Bank owned life insurance income	(46)	(45)
Revaluation of net deferred tax assets	979	-
Other	54	20
	$2,115	$810
Effective tax rate	61%	33%

Year-end deferred tax assets and liabilities were due to the following:

	2017	2016
Deferred tax assets:
Allowance for loan and lease losses	$997	$1,575
Compensation related issues	274	353
Deferred loan fees	100	155
AMT Credit	-	50
Nonaccrual interest	45	41
Net operating loss carry forward	501	863
Other	42	70
	1,959	3,107
Deferred tax liability:
FHLB stock dividend	226	366
Mortgage servicing rights	1	2
Depreciation	36	47
Prepaid expenses	51	63
Mark-to-market loans	-	2
	314	480
Net deferred tax asset	$1,645	$2,627

At December 31, 2017, the Company had a deferred tax asset recorded of approximately $1,600.  At December 31, 2016, the Company had a deferred tax asset recorded of approximately $2,600.  At December 31, 2017 and December 31, 2016, the Company had no unrecognized tax benefits recorded.  The Company is subject to U.S. federal income tax and is no longer subject to federal examination for years prior to 2014.

On December 22, 2017, the United States enacted tax reform legislation through the Tax Cuts and Jobs Act, which significantly changes the existing U.S. tax laws, including a reduction in the corporate tax rate from 35% to 21%, as well as other changes. As a result of enactment of the legislation, the Company incurred additional one-time income tax expense of $979,000 during the fourth quarter of 2017, related to the remeasurement of the Company's deferred tax assets and liabilities.

Our deferred tax assets are composed of U.S. net operating losses (“NOLs”), and other temporary book to tax differences.  When determining the amount of deferred tax assets that are more-likely-than-not to be realized, and therefore recorded as a benefit, the Company conducts a regular assessment of all available information. This information includes, but is not limited to, taxable income in prior periods, projected future income and projected future reversals of deferred tax items.  Based on these criteria, the Company determined as of December 31, 2017 that no valuation allowance was required against the net deferred tax asset.

In 2012, a recapitalization program through the sale of $22,500 in common stock improved the capital levels of CFBank and provided working capital for the Holding Company.  The result of the change in stock ownership associated with the stock offering, however, was that the Company incurred an ownership change within the guidelines of Section 382 of the Internal Revenue Code of 1986.  At year-end 2017, the Company had net operating loss carryforwards of $23,059, which expire at various dates from 2024 to 2033.   As a result of the ownership change, the Company's ability to utilize carryforwards that arose before the 2012 stock offering closed is limited to $163 per year.  Due to this limitation, management determined it is more likely than not that $20,520 of net operating loss carryforwards will expire unutilized.  As required by accounting standards, the Company reduced the carrying value of deferred tax assets, and the corresponding valuation allowance, by the $6,977 tax effect of this lost realizability.

Federal income tax laws provided additional deductions, totaling $2,250, for thrift bad debt reserves established before 1988.  Accounting standards do not require a deferred tax liability to be recorded on this amount, which otherwise would have totaled $473 at year-end 2017.  However, if CFBank were wholly or partially liquidated or otherwise ceases to be a bank, or if tax laws were to change, this amount would have to be recaptured and a tax liability recorded.  Additionally, any distributions in excess of CFBank’s current or accumulated earnings and profits would reduce amounts allocated to its bad debt reserve and create a tax liability for CFBank.

On December 22, 2017, the “Tax Cuts and Jobs Act” was enacted into law reducing the federal corporate tax rate to 21%, effective January 1, 2018.  The Company conducted a revaluation of its existing deferred tax asset (DTA) to reflect the impact of the new tax rates, which resulted in the Company recording an additional tax expense in the fourth quarter of 2017 in the amount of $979.